Net Loss per Share Attributable to Common Stockholders - Schedule of Dilutive Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	$ 12,044,005	$ 9,975,206	$ 11,423,367	$ 9,197,351
Options, RSUs, and grants
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	3,663,719	2,701,098	2,777,904	1,757,019
Warrants
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	$ 8,380,286	$ 7,274,108	$ 8,645,463	$ 7,440,332